Credit Suisse High Yield Bond Fund

Schedule of Investments

January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (100.6%)
Aerospace & Defense (0.8%)
$900	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/26 @ 103.75)(1),(2)	(B, B2)	02/01/29	7.500	$919,185
900	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/26 @ 104.38)(1)	(B, B2)	11/15/30	8.750	952,880

					1,872,065

Air Transportation (0.1%)
400	VistaJet Malta Finance PLC/Vista Management Holding, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/25 @ 103.19)(1),(2)	(B-, B3)	02/01/30	6.375	285,832

Auto Parts & Equipment (1.2%)
600	Adient Global Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 04/15/25 @ 103.50)(1)	(BBB-, Ba2)	04/15/28	7.000	613,916
2,080	Clarios Global LP/Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 102.13)(1)	(B-, B3)	05/15/27	8.500	2,091,960

					2,705,876

Automakers (0.1%)
198	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 03/04/24 @ 103.13)(1)	(BB+, Ba3)	07/15/28	6.250	195,507

Brokerage (1.1%)
2,520	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 03/04/24 @ 102.16)(1)	(BB-, Ba3)	06/15/25	8.625	2,548,564

Building & Construction (2.2%)
651	Adams Homes, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/16/24 @ 100.00)(1)	(BB-, B2)	02/15/25	7.500	649,018
1,000	MasTec, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/24 @ 103.31)(1)	(BBB-, NR)	08/15/29	6.625	933,555
2,361	Pike Corp., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 102.75)(1)	(B-, B3)	09/01/28	5.500	2,256,302
300	Pike Corp., Rule 144A, Senior Unsecured Notes (Callable 01/31/27 @ 104.31)(1)	(B-, B3)	01/31/31	8.625	317,738
525	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/24 @ 101.81)(1)	(BB+, Ba2)	03/15/29	3.625	475,826
300	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/26 @ 102.06)(1)	(BB+, Ba2)	02/15/32	4.125	264,952

					4,897,391

Building Materials (7.3%)
1,125	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/25 @ 103.19)(1)	(BB-, Ba2)	06/15/30	6.375	1,135,283
300	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/25 @ 102.50)(1)	(BB-, Ba2)	03/01/30	5.000	287,912
1,200	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/27 @ 103.19)(1)	(BB-, Ba2)	06/15/32	6.375	1,224,611
1,750	Eco Material Technologies, Inc., Rule 144A, Senior Secured Notes (Callable 03/04/24 @ 103.94)(1)	(B, B2)	01/31/27	7.875	1,750,866
2,489	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 103.00)(1)	(CCC+, Caa1)	03/01/29	6.000	2,189,636
1,000	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/24 @ 102.31)(1)	(B, B1)	05/01/29	4.625	927,375
2,700	Interface, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/16/24 @ 102.75)(1)	(B+, B1)	12/01/28	5.500	2,529,562
2,100	Masonite International Corp., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 101.34)(1)	(BB+, Ba2)	02/01/28	5.375	2,040,076
1,754	MIWD Holdco II LLC/MIWD Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/25 @ 102.75)(1)	(B, B3)	02/01/30	5.500	1,594,377
1,750	Oscar AcquisitionCo LLC/Oscar Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/25 @ 104.75)(1),(2)	(CCC+, Caa1)	04/15/30	9.500	1,695,572
700	Park River Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.38)(1)	(CCC, Caa2)	08/01/29	6.750	588,018
600	Summit Materials LLC/Summit Materials Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 103.63)(1)	(BB+, Ba3)	01/15/31	7.250	624,410

					16,587,698

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Cable & Satellite TV (3.1%)
$1,200	Altice Financing SA, Rule 144A, Senior Secured Notes (Callable 03/04/24 @ 101.25)(1)	(B, B3)	01/15/28	5.000	$1,078,045
1,315	CSC Holdings LLC, Global Senior Unsecured Notes(2)	(CCC+, Caa2)	06/01/24	5.250	1,314,285
525	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 101.83)(1)	(B, B2)	04/15/27	5.500	472,234
750	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 101.34)(1)	(B, B2)	02/01/28	5.375	645,198
900	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.25)(1)	(B, B2)	11/15/31	4.500	646,712
1,800	Sunrise FinCo I BV, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)(1)	(BB-, B1)	07/15/31	4.875	1,585,926
1,400	Telenet Finance Luxembourg Notes SARL, Rule 144A, Senior Secured Notes (Callable 02/12/24 @ 101.38)(1)	(BB-, Ba3)	03/01/28	5.500	1,332,376

					7,074,776

Chemicals (5.9%)
300	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 03/04/24 @ 101.44)(1)	(BB-, Ba3)	05/15/25	5.750	299,144
715	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/25 @ 103.56)(1)	(BB-, Ba3)	08/01/30	7.125	734,017
900	Axalta Coating Systems Dutch Holding B BV, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 103.63)(1)	(BB-, B1)	02/15/31	7.250	938,250
455	HB Fuller Co., Global Senior Unsecured Notes (Callable 03/04/24 @ 102.13)	(BB-, Ba3)	10/15/28	4.250	424,317
950	Herens Holdco SARL, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(B-, B2)	05/15/28	4.750	804,899
1,200	Herens Midco SARL, Rule 144A, Company Guaranteed Notes (Callable 05/15/24 @ 102.63)(1),(3)	(CCC, Caa2)	05/15/29	5.250	918,003
1,950	INEOS Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/15/25 @ 103.38)(1)	(BB, Ba3)	05/15/28	6.750	1,909,101
600	INEOS Quattro Finance 2 PLC, Rule 144A, Senior Secured Notes (Callable 11/15/25 @ 104.81)(1)	(BB, Ba3)	03/15/29	9.625	631,500
525	Olympus Water U.S. Holding Corp., Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 103.13)(1),(2)	(CCC+, Caa2)	10/01/29	6.250	479,713
2,700	Polar U.S. Borrower LLC/Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/04/24 @ 103.38)(1)	(CCC-, Caa3)	05/15/26	6.750	637,578
1,800	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/24 @ 102.31)(1)	(BB-, B1)	03/15/29	4.625	1,590,807
3,335	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 104.50)(1),(2)	(CCC+, Caa2)	02/15/30	9.000	2,772,519
1,190	WR Grace Holdings LLC, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.69)(1)	(B-, B1)	03/01/31	7.375	1,211,890

					13,351,738

Consumer/Commercial/Lease Financing (1.0%)
2,400	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/16/24 @ 101.19)(1)	(BB, Ba2)	02/01/28	4.750	2,199,096

Diversified Capital Goods (1.3%)
2,025	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(1)	(BB, Ba2)	06/01/31	4.250	1,787,609
750	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 103.31)(1)	(BB+, Ba3)	01/15/32	6.625	760,875
337	Vertiv Group Corp., Rule 144A, Senior Secured Notes (Callable 11/15/24 @ 102.06)(1)	(BB, Ba3)	11/15/28	4.125	312,940

					2,861,424

Electronics (1.3%)
2,000	Entegris Escrow Corp., Rule 144A, Senior Secured Notes (Callable 01/15/29 @ 100.00)(1)	(BB, Baa3)	04/15/29	4.750	1,911,931
1,200	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.00)(1)	(B+, Ba3)	06/15/29	4.000	1,067,638

					2,979,569

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Energy - Exploration & Production (4.2%)
$650	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/25 @ 104.19)(1)	(BB-, B1)	07/01/28	8.375	$684,901
650	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/26 @ 104.38)(1)	(BB-, B1)	07/01/31	8.750	692,097
62	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 103.63)(1)	(BB, B1)	03/14/27	7.250	62,288
800	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 104.50)(1)	(BB, B1)	01/15/29	6.000	773,724
2,775	CQP Holdco LP/BIP-V Chinook Holdco LLC, Rule 144A, Senior Secured Notes (Callable 12/15/28 @ 103.75)(1)	(BB, B1)	12/15/33	7.500	2,854,052
300	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 103.44)(1)	(BB-, B1)	04/15/28	6.875	307,431
2,515	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/04/24 @ 104.06)(1)	(B+, B2)	03/01/28	8.125	2,555,770
1,080	Rockcliff Energy II LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 102.75)(1)	(B+, B3)	10/15/29	5.500	1,004,517
300	Talos Production, Inc., Rule 144A, Secured Notes (Callable 02/01/26 @ 104.50)(1)	(BB-, B3)	02/01/29	9.000	304,288
300	Talos Production, Inc., Rule 144A, Secured Notes (Callable 02/01/27 @ 104.69)(1)	(BB-, B3)	02/01/31	9.375	307,095

					9,546,163

Environmental (0.9%)
1,200	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/25 @ 103.00)(1)	(BB+, Ba2)	06/15/30	6.000	1,193,841
900	GFL Environmental, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.38)(1)	(BB-, Ba3)	01/15/31	6.750	921,332

					2,115,173

Food - Wholesale (0.5%)
1,150	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/25 @ 102.31)(1)	(BB-, B2)	06/01/30	4.625	1,071,724

Gaming (1.3%)
500	Boyd Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/26 @ 102.38)(1)	(BB, B1)	06/15/31	4.750	461,142
600	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/26 @ 103.50)(1)	(B+, Ba3)	02/15/30	7.000	618,518
600	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.25)(1)	(B+, Ba3)	02/15/32	6.500	607,487
332	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 101.58)(1)	(B+, B1)	01/15/28	4.750	316,448
900	Jacobs Entertainment, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.38)(1)	(B, B2)	02/15/29	6.750	824,131

					2,827,726

Gas Distribution (4.8%)
1,500	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 102.38)(1)	(BB, B1)	04/15/30	4.750	1,308,384
286	Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 03/04/24 @ 100.00)	(B, B3)	05/15/26	6.250	284,906
429	Genesis Energy LP/Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 04/15/26 @ 104.44)	(B, B3)	04/15/30	8.875	449,128
450	Global Partners LP/GLP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 104.13)(1)	(B+, B2)	01/15/32	8.250	459,656
1,800	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 102.56)(1)	(BB+, Ba2)	06/15/28	5.125	1,747,633
600	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 102.75)(1)	(BB+, Ba2)	10/15/30	5.500	586,464
600	HF Sinclair Corp., Rule 144A, Senior Unsecured Notes (Callable 04/15/24 @ 103.19)(1)	(BBB-, Baa3)	04/15/27	6.375	604,879
1,750	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 03/04/24 @ 103.25)(1)	(BB, B1)	09/30/26	6.500	1,696,109
2,070	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/29 @ 100.00)(1)	(BB+, Ba2)	07/15/29	4.950	1,981,559

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Gas Distribution (continued)
$915	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)(1)	(BB+, Ba2)	05/15/30	4.800	$855,523
750	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 02/15/26 @ 103.69)(1)	(BB-, B1)	02/15/29	7.375	749,119

					10,723,360

Health Facility (0.5%)
1,200	Option Care Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 102.19)(1)	(B, B2)	10/31/29	4.375	1,102,258

Health Services (1.8%)
757	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB-, Ba3)	04/15/29	4.000	684,392
2,400	AthenaHealth Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.25)(1)	(CCC, Caa2)	02/15/30	6.500	2,160,781
1,269	Pediatrix Medical Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 102.69)(1),(2)	(BB-, Ba3)	02/15/30	5.375	1,144,245

					3,989,418

Hotels (0.3%)
600	Raising Cane’s Restaurants LLC, Rule 144A, Senior Unsecured Notes (Callable 11/01/25 @ 104.69)(1)	(B, B3)	05/01/29	9.375	646,289

Insurance Brokerage (4.9%)
1,000	Acrisure LLC/Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/04/24 @ 105.06)(1)	(CCC+, Caa2)	08/01/26	10.125	1,042,103
755	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.50)(1)	(B, B2)	01/15/31	7.000	763,573
720	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 04/15/25 @ 103.38)(1)	(B, B2)	04/15/28	6.750	727,189
893	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/04/24 @ 102.00)(1)	(CCC+, Caa2)	05/15/27	8.000	894,288
900	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ 104.25)(1)	(B-, B2)	03/15/30	8.500	934,448
1,500	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/25 @ 105.25)(1)	(CCC, Caa2)	12/15/30	10.500	1,574,479
4,055	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 03/04/24 @ 103.44)(1)	(CCC+, Caa2)	08/15/28	6.875	4,068,523
1,200	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 02/01/25 @ 102.19)(1)	(BB-, B1)	02/01/30	4.375	1,114,030

					11,118,633

Investments & Misc. Financial Services (4.2%)
3,150	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 104.25)(1)	(CCC+, Caa1)	11/15/29	8.500	2,947,646
1,450	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.63)(1)	(B+, B1)	04/15/29	5.250	1,376,227
1,150	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(1)	(B+, B1)	01/15/32	5.000	1,035,815
2,400	GTCR W-2 Merger Sub LLC, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.75)(1)	(BB, Ba3)	01/15/31	7.500	2,518,728
600	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 06/15/24 @ 102.00)(1),(2)	(B, B2)	06/15/29	4.000	535,756
1,200	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 101.16)(1)	(NR, Ba3)	11/01/26	4.625	1,171,692

					9,585,864

Machinery (3.5%)
2,150	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.19)(1)	(BB, Ba2)	04/15/29	4.375	2,007,930
1,595	ATS Corp., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 102.06)(1)	(BB, B2)	12/15/28	4.125	1,449,623
2,100	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 103.31)(1)	(CCC, Caa2)	10/15/29	6.625	1,920,679
635	Enviri Corp., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 101.44)(1)	(B, B3)	07/31/27	5.750	597,522

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Machinery (continued)
$374	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 02/12/24 @ 101.44)	(BB+, Ba1)	06/15/25	5.750	$372,446
500	Regal Rexnord Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/29 @ 100.00)(1)	(BB+, Baa3)	02/15/30	6.300	513,787
1,100	Regal Rexnord Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/33 @ 100.00)(1)	(BB+, Baa3)	04/15/33	6.400	1,142,861

					8,004,848

Managed Care (0.3%)
750	HealthEquity, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.25)(1)	(B+, B2)	10/01/29	4.500	698,329

Media - Diversified (0.1%)
300	News Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/27 @ 102.56)(1)	(BB+, Ba1)	02/15/32	5.125	282,152

Media Content (0.6%)
1,500	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	1,431,330

Metals & Mining - Excluding Steel (5.9%)
1,200	Alcoa Nederland Holding BV, Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 102.75)(1)	(BB+, Baa3)	12/15/27	5.500	1,182,197
375	Canpack SA/Canpack U.S. LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 101.94)(1)	(BB-, NR)	11/15/29	3.875	330,487
2,700	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 103.25)(1)	(B, B1)	02/15/30	6.500	2,466,558
300	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/12/24 @ 100.00)(1)	(B, WR)	04/01/25	7.500	295,611
2,150	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/12/24 @ 101.72)(1)	(B, NR)	03/01/26	6.875	2,049,851
600	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 104.31)(1)	(B, NR)	06/01/31	8.625	557,250
600	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 101.16)(1)	(BB-, B2)	03/01/28	4.625	553,711
1,200	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25)(1)	(BB-, B2)	06/01/31	4.500	1,026,027
182	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.38)(1)	(BB, Ba3)	01/30/30	4.750	169,068
2,592	SunCoke Energy, Inc., Rule 144A, Senior Secured Notes (Callable 06/30/24 @ 102.44)(1)	(BB, B1)	06/30/29	4.875	2,343,472
2,325	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 03/04/24 @ 101.75)(1),(2)	(B-, B3)	02/15/26	7.000	2,286,405

					13,260,637

Non - Electric Utilities (0.2%)
471	Suburban Propane Partners LP/Suburban Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.50)(1)	(BB-, B1)	06/01/31	5.000	419,661

Packaging (4.3%)
690	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 101.50)(1),(3)	(B, Caa1)	09/01/29	3.000	589,017
600	Ball Corp., Global Company Guaranteed Notes (Callable 11/15/24 @ 103.44)	(BB+, Ba1)	03/15/28	6.875	620,506
622	Chart Industries, Inc., Rule 144A, Senior Secured Notes (Callable 01/01/26 @ 103.75)(1)	(B+, Ba3)	01/01/30	7.500	640,923
600	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, Rule 144A, Senior Secured Notes (Callable 03/04/24 @ 101.50)(1)	(B-, B3)	09/15/28	6.000	565,621
2,550	Mauser Packaging Solutions Holding Co., Rule 144A, Senior Secured Notes (Callable 08/15/24 @ 103.94)(1)	(B, B2)	08/15/26	7.875	2,581,788
418	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(1)	(B+, B2)	05/15/31	7.250	423,747
1,500	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/25 @ 106.38)(1)	(CCC+, Caa2)	12/31/28	12.750	1,601,760

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Packaging (continued)
$3,060	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.06)(1)	(BB-, Ba3)	04/15/29	4.125	$2,727,626

					9,750,988

Personal & Household Products (1.9%)
2,400	MajorDrive Holdings IV LLC, Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.19)(1)	(CCC+, Caa2)	06/01/29	6.375	2,033,834
2,100	Verde Purchaser LLC, Rule 144A, Senior Secured Notes (Callable 11/30/26 @ 105.25)(1)	(B+, B2)	11/30/30	10.500	2,171,169

					4,205,003

Pharmaceuticals (0.2%)
1,064	Emergent BioSolutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 101.94)(1)	(CCC+, Caa3)	08/15/28	3.875	398,196

Real Estate Investment Trusts (1.6%)
1,761	Global Net Lease, Inc./Global Net Lease Operating Partnership LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BBB-, WR)	12/15/27	3.750	1,494,513
300	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/26 @ 100.00)(1)	(BB-, Ba3)	07/15/26	3.625	277,822
2,100	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/26 @ 100.00)(1)	(BB-, Ba3)	01/15/27	4.375	1,944,317

					3,716,652

Recreation & Travel (3.3%)
2,100	Boyne USA, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B1)	05/15/29	4.750	1,916,568
747	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.63)(1)	(B, B2)	08/15/29	5.250	699,323
450	SeaWorld Parks & Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 03/04/24 @ 102.19)(1)	(BB, WR)	05/01/25	8.750	452,542
2,538	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(1)	(B, B3)	05/15/31	7.250	2,590,397
1,935	Speedway Motorsports LLC/Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/04/24 @ 101.22)(1)	(BB, B2)	11/01/27	4.875	1,828,991

					7,487,821

Restaurants (0.2%)
376	Yum! Brands, Inc., Global Senior Unsecured Notes (Callable 04/01/27 @ 102.69)	(BB, Ba3)	04/01/32	5.375	366,185

Software - Services (6.6%)
2,550	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/15/24 @ 102.06)(1)	(B+, B1)	07/15/29	4.125	2,315,927
2,075	Newfold Digital Holdings Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/04/24 @ 103.00)(1)	(CCC+, Caa2)	02/15/29	6.000	1,570,941
945	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 101.94)(1)	(BB-, Ba3)	12/01/29	3.875	853,160
1,200	Open Text Corp., Rule 144A, Senior Secured Notes (Callable 11/01/27 @ 100.00)(1)	(BBB-, Ba1)	12/01/27	6.900	1,244,820
1,250	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ 102.06)(1)	(BB-, Ba3)	12/01/31	4.125	1,106,050
1,462	Presidio Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 102.06)(1)	(CCC+, Caa1)	02/01/28	8.250	1,450,387
1,200	UKG, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/27 @ 103.44)(1)	(B-, B2)	02/01/31	6.875	1,215,000
4,060	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 03/04/24 @ 103.56)(1)	(CCC+, Caa1)	12/15/28	7.125	3,569,552
1,014	VT Topco, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/26 @ 104.25)(1)	(B, B2)	08/15/30	8.500	1,051,584
600	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/12/24 @ 101.94)(1)	(B+, B1)	02/01/29	3.875	533,543

					14,910,964

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Specialty Retail (4.3%)
$61	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 02/12/24 @ 102.25)	(BB, B1)	03/01/28	4.500	$57,400
733	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/25 @ 102.38)	(BB, B1)	03/01/30	4.750	679,560
300	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 102.31)(1)	(BB, B1)	11/15/29	4.625	277,136
300	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.50)(1)	(BB, B1)	02/15/32	5.000	271,355
77	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 02/12/24 @ 101.88)(1),(4),(5)	(NR, Caa3)	05/01/25	7.500	50,242
2,800	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 02/12/24 @ 101.88)(1)	(NR, Caa3)	05/01/25	7.500	1,863,268
102	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC (4),(5)	(NR, NR)	05/01/25	0.000	57,945
900	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 102.00)(1)	(BB+, Ba2)	08/15/28	4.000	825,145
900	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/24 @ 102.44)(1)	(B+, B2)	05/01/29	4.875	811,897
1,200	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 08/01/26 @ 104.13)(1)	(B+, B2)	08/01/31	8.250	1,232,238
600	Murphy Oil USA, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(1)	(BB+, Ba2)	02/15/31	3.750	521,472
1,725	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.44)(1)	(BB-, B1)	11/15/31	4.875	1,512,209
1,100	Sunoco LP/Sunoco Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 09/15/25 @ 103.50)(1)	(BB, Ba3)	09/15/28	7.000	1,125,272
390	Wand NewCo 3, Inc., Rule 144A, Senior Secured Notes (Callable 01/30/27 @ 103.81)(1)	(B, B3)	01/30/32	7.625	403,319

					9,688,458

Steel Producers/Products (1.7%)
1,050	ATI, Inc., Senior Unsecured Notes (Callable 08/15/26 @ 103.63)	(B+, B1)	08/15/30	7.250	1,081,436
3,295	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 04/15/24 @ 103.13)(1)	(B, Caa1)	04/15/29	6.250	2,833,488

					3,914,924

Support - Services (10.1%)
1,821	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 03/04/24 @ 102.44)(1)	(CCC+, Caa2)	07/15/27	9.750	1,786,311
1,950	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.00)(1),(2)	(CCC+, Caa2)	06/01/29	6.000	1,621,113
600	ASGN, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 102.31)(1)	(BB-, Ba3)	05/15/28	4.625	567,981
3,600	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/24 @ 102.25)(1)	(B-, B2)	05/01/28	4.500	3,172,068
3,365	GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 03/04/24 @ 101.78)(1)	(B, B2)	07/31/26	7.125	3,337,837
2,035	H&E Equipment Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 101.94)(1)	(BB-, B1)	12/15/28	3.875	1,850,827
900	United Rentals North America, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/25 @ 103.00)(1)	(BBB-, Baa3)	12/15/29	6.000	912,876
1,650	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 101.78)(1)	(BB, Ba3)	06/15/25	7.125	1,660,926
750	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 103.63)(1)	(BB, Ba3)	06/15/28	7.250	771,561
1,821	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 03/04/24 @ 103.44)(1)	(CCC+, Caa1)	10/15/28	6.875	1,776,996
865	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 03/04/24 @ 102.31)(1)	(BB-, B2)	08/15/28	4.625	813,718
300	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 103.56)(1)	(BB-, Ba3)	06/01/31	7.125	306,989
600	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/27 @ 103.56)(1)	(BB-, Ba3)	02/01/32	7.125	612,047
1,555	XPO, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/25 @ 103.13)(1)	(BBB-, Ba1)	06/01/28	6.250	1,558,015

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Support – Services (continued)
$2,250	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/25 @ 102.50)(1)	(BB-, B2)	01/15/30	5.000	$2,006,016

					22,755,281

Tech Hardware & Equipment (1.5%)
1,350	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 02/12/24 @ 100.00)(1)	(CCC-, Caa2)	06/15/25	6.000	1,072,406
510	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 02/12/24 @ 101.67)(1)	(CCC-, Caa2)	03/15/27	5.000	189,146
2,400	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(BB-, B1)	05/15/29	4.750	2,229,515

					3,491,067

Telecom - Wireline Integrated & Services (3.3%)
2,785	Altice France SA, Rule 144A, Senior Secured Notes (Callable 03/04/24 @ 102.56)(1)	(B-, B2)	01/15/29	5.125	2,057,709
300	Altice France SA, Rule 144A, Senior Secured Notes (Callable 04/15/24 @ 102.56)(1)	(B-, B2)	07/15/29	5.125	220,294
300	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/15/24 @ 102.75)(1)	(B-, B2)	10/15/29	5.500	221,613
1,800	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 03/04/24 @ 101.69)(1)	(B+, B1)	10/15/27	6.750	1,749,911
300	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(1)	(B+, B1)	07/15/29	5.125	263,379
600	Level 3 Financing, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 102.13)(1),(4),(5)	(CC, B3)	07/01/28	4.250	333,000
900	Level 3 Financing, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/12/24 @ 101.81)(1),(4),(5)	(CC, B3)	01/15/29	3.625	472,500
1,000	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/12/24 @ 101.25)(1),(6)	(BB-, Ba3)	04/15/27	5.000	1,244,118
300	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/15/25 @ 102.25)(1)	(BB-, Ba3)	08/15/30	4.500	268,290
600	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 01/31/26 @ 102.13)(1)	(BB-, Ba3)	01/31/31	4.250	525,171

					7,355,985

Theaters & Entertainment (1.2%)
2,200	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 100.00)(1)	(B+, B2)	11/01/24	4.875	2,188,736
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/04/24 @ 102.38)(1)	(B+, B2)	10/15/27	4.750	478,750

					2,667,486

Trucking & Delivery (1.0%)
2,100	RXO, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 103.75)(1)	(BB+, Baa3)	11/15/27	7.500	2,165,981

TOTAL CORPORATE BONDS (Cost $235,094,742)					227,258,092

BANK LOANS (21.8%)
Aerospace & Defense (1.2%)
1,500	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 8.750%(7)	(NR, NR)	01/31/28	14.197	1,502,505
394	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 4.000%(7)	(B, B2)	02/15/29	9.337	394,739
710	Peraton Corp., 3 mo. USD Term SOFR + 7.750%(7)	(NR, NR)	02/01/29	13.222	710,489

					2,607,733

Auto Parts & Equipment (0.2%)
500	Jason Group, Inc., 1 mo. USD Term SOFR + 6.000%, 0.000% PIK(7),(8)	(NR, WR)	08/28/25	11.447	446,396

Building Materials (0.4%)
794	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 5.625%(7)	(B, B2)	08/01/28	10.958	802,303

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Chemicals (0.8%)
$518	Ascend Performance Materials Operations LLC, 3 mo. USD Term SOFR + 4.750%(7)	(B+, Ba3)	08/27/26	10.318	$500,833
1,080	Luxembourg Investment Co. 428 SARL(9),(10)	(D, Caa2)	01/03/29	0.000	405,902
1,088	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 4.750%(7)	(CCC, Caa1)	10/15/25	10.164	766,709
234	Sk Neptune Husky Finance SARL, 3 mo. USD Term SOFR + 10.000%(5),(7)	(NR, Caa2)	04/30/24	15.375	230,724

					1,904,168

Diversified Capital Goods (1.0%)
1,239	Dynacast International LLC, 3 mo. USD Term SOFR + 9.000%(7)	(CCC-, Caa2)	10/22/25	14.488	893,144
1,484	Electrical Components International, Inc., U.S. (Fed) Prime Rate + 7.500%(5),(7)	(B-, B2)	06/26/25	16.000	1,469,606

					2,362,750

Electronics (1.0%)
2,362	Idemia Group, 3 mo. USD Term SOFR + 4.750%(7)	(B, B2)	09/30/28	10.098	2,370,896

Energy - Exploration & Production (0.0%)
2,744	PES Holdings LLC, 3.000% PIK(5),(8),(10)	(NR, WR)	12/31/24	3.000	41,164

Food & Drug Retailers (0.4%)
1,500	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 7.250%(7)	(CCC-, Ca)	12/21/28	12.669	931,875

Gas Distribution (0.7%)
1,557	Traverse Midstream Partners LLC, 3 mo. USD Term SOFR + 3.500%(7)	(B+, B2)	02/16/28	8.817	1,562,173

Health Facility (0.3%)
799	Carestream Health, Inc., 3 mo. USD Term SOFR + 7.500%(7)	(B-, Caa1)	09/30/27	12.948	657,211

Health Services (1.6%)
1,230	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 6.750%(7)	(D, Ca)	12/17/29	12.201	755,989
1,122	Radiology Partners, Inc., 1 mo. USD Term SOFR + 4.250%(7)	(CCC+, Caa2)	07/09/25	10.179	999,962
1,163	U.S. Radiology Specialists, Inc., 3 mo. USD Term SOFR + 5.250%(7)	(B-, B3)	12/15/27	10.748	1,160,348
111	Western Dental Services, Inc. (2021 Delayed Draw Term Loan)(11)	(CCC, Caa1)	08/18/28	0.000	58,463
1,089	Western Dental Services, Inc. (2021 Term Loan B)(11)	(CCC, Caa1)	08/18/28	0.000	571,915

					3,546,677

Hotels (0.6%)
1,344	Aimbridge Acquisition Co., Inc., 1 mo. USD Term SOFR + 4.750%(7)	(CCC+, B3)	02/02/26	10.197	1,295,465

Investments & Misc. Financial Services (1.4%)
2,329	AqGen Ascensus, Inc., 3 mo. USD Term SOFR + 6.500%(7)	(CCC, Caa2)	08/02/29	12.092	2,261,012
936	Deerfield Dakota Holding LLC, 3 mo. USD Term SOFR + 6.750%(7)	(CCC, Caa2)	04/07/28	12.360	925,683

					3,186,695

Machinery (1.1%)
2,123	LTI Holdings, Inc., 1 mo. USD Term SOFR + 6.750%(7),(12)	(CCC+, Caa2)	09/06/26	12.197	1,941,588
574	LTI Holdings, Inc., 1 mo. USD Term SOFR + 3.500%(7)	(B-, B2)	09/06/25	8.947	561,640

					2,503,228

Media - Diversified (0.2%)
314	Technicolor Creative Studios, 3 mo. EUR EURIBOR + 5.000%(3),(4),(5),(7)	(NR, NR)	06/05/30	8.795	—
53	Technicolor Creative Studios, 3 mo. EUR EURIBOR + 4.172%(3),(4),(7)	(NR, NR)	07/31/26	4.172	43,186
149	Technicolor Creative Studios, 6 mo. EUR EURIBOR + 0.500%(3),(5),(7)	(NR, NR)	07/31/26	4.054	120,997
139	Technicolor Creative Studios, 6 mo. EUR EURIBOR + 0.500%(3),(5),(7)	(NR, NR)	07/31/26	4.429	113,196
776	Technicolor Creative Studios, 3 mo. EUR EURIBOR + 5.000%(3),(5),(7)	(NR, NR)	08/06/33	8.925	101,171

					378,550

Medical Products (1.6%)
499	Femur Buyer, Inc., 3 mo. USD Term SOFR + 4.500%(7)	(CCC-, Caa1)	03/05/26	10.110	440,098
937	Femur Buyer, Inc., 3 mo. USD Term SOFR + 5.500%(7)	(CCC-, NR)	08/05/25	11.110	788,734
1,350	Viant Medical Holdings, Inc., 1 mo. USD Term SOFR + 7.750%(7),(12)	(CCC, Caa3)	07/02/26	13.197	1,332,281

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Medical Products (continued)
$970	Viant Medical Holdings, Inc., 1 mo. USD LIBOR + 6.250%(5),(7)	(B-, B3)	07/02/25	11.697	$972,044

					3,533,157

Packaging (0.6%)
1,297	Proampac PG Borrower LLC, 3 mo. USD Term SOFR + 4.500%(7)	(B-, B3)	09/15/28	9.798 - 9.868	1,301,153

Personal & Household Products (0.8%)
1,988	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(7)	(NR, NR)	06/29/28	12.963	1,875,033

Recreation & Travel (1.8%)
959	Bulldog Purchaser, Inc., 3 mo. USD Term SOFR + 7.750%(7)	(CCC-, Caa3)	09/04/26	13.238	865,977
1,798	Bulldog Purchaser, Inc., 3 mo. USD Term SOFR + 3.750%(7)	(B-, B3)	09/05/25	9.238	1,758,767
1,082	Hornblower Sub LLC, U.S. (Fed) Prime Rate + 7.125%(7)	(NR, NR)	11/10/25	15.625	1,083,833
300	Hornblower Sub LLC, U.S. (Fed) Prime Rate + 7.125%(7)	(NR, NR)	11/20/25	15.625	300,376

					4,008,953

Software - Services (2.8%)
1,692	Aston FinCo SARL, 1 mo. USD Term SOFR + 4.250%(7)	(CCC+, B3)	10/09/26	9.697	1,460,857
1,118	Astra Acquisition Corp., 3 mo. USD Term SOFR + 5.250%(7)	(CCC+, Caa1)	10/25/28	10.860	679,039
900	CommerceHub, Inc., 3 mo. USD Term SOFR + 7.000%(7)	(CCC, Caa2)	12/29/28	12.540	729,900
297	DCert Buyer, Inc.(11)	(B-, B2)	10/16/26	0.000	295,532
750	Perforce Software, Inc.(11)	(B-, B2)	07/01/26	0.000	743,786
2,262	Quest Software U.S. Holdings, Inc., 3 mo. USD Term SOFR + 4.250%(7)	(CCC+, B2)	02/01/29	9.713	1,795,226
733	Redstone Holdco 2 LP, 1 mo. USD Term SOFR + 4.750%(7)	(B-, B3)	04/27/28	10.201	609,785

					6,314,125

Support - Services (1.0%)
600	LaserShip, Inc., 2 mo. USD Term SOFR + 7.500%(7)	(CCC-, Caa3)	05/07/29	13.396	497,001
1,187	LaserShip, Inc., 3 mo. USD Term SOFR + 4.500%(7)	(CCC+, B3)	05/07/28	10.396	1,085,352
282	LaserShip, Inc., 3 mo. USD Term SOFR + 7.000%(5),(7)	(NR, B3)	09/29/27	12.468	273,470
600	TruGreen Ltd. Partnership, 3 mo. USD Term SOFR + 8.500%(7)	(CCC, Caa3)	11/02/28	14.074	480,501

					2,336,324

Telecom - Wireline Integrated & Services (1.1%)
1,530	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750%(7)	(NR, B1)	08/01/29	11.116	1,407,274
1,125	TVC Albany, Inc., 1 mo. USD Term SOFR + 7.500%(7),(12)	(CCC, Caa2)	07/23/26	12.947	1,108,125

					2,515,399

Theaters & Entertainment (1.2%)
746	UFC Holdings LLC, 3 mo. USD Term SOFR + 2.750%(7)	(BB, Ba3)	04/29/26	8.336	746,312
1,912	William Morris Endeavor Entertainment LLC, 1 mo. USD Term SOFR + 2.750%(7)	(BB-, B3)	05/18/25	8.197	1,914,457

					2,660,769

TOTAL BANK LOANS (Cost $54,671,569)					49,142,197

ASSET BACKED SECURITIES (8.8%)
Collateralized Debt Obligations (8.8%)
1,000	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, 3 mo. USD Term SOFR + 7.662% (1),(7)	(NR, Ba3)	07/20/34	12.979	1,003,705
1,500	Anchorage Capital CLO 25 Ltd., 2022-25A, Rule 144A, 3 mo. USD Term SOFR + 7.170% (1),(7)	(NR, Ba3)	04/20/35	12.488	1,505,191
1,170	Anchorage Capital Europe CLO 6 DAC, Rule 144A, 3 mo. EUR EURIBOR + 5.000% (1),(3),(7)	(BBB-, NR)	01/22/38	8.869	1,272,568
1,250	Anchorage Credit Funding 4 Ltd., 2016-4A, Rule 144A (1)	(NR, Ba3)	04/27/39	6.659	1,042,817
1,250	Battalion CLO 18 Ltd., 2020-18A, Rule 144A, 3 mo. USD Term SOFR + 6.972% (1),(7)	(BB-, NR)	10/15/36	12.286	1,156,897
1,250	Benefit Street Partners CLO X Ltd., 2016-10A, Rule 144A, 3 mo. USD Term SOFR + 7.012% (1),(7)	(BB-, NR)	04/20/34	12.329	1,248,193
1,500	Cedar Funding VI CLO Ltd., 2016-6A, Rule 144A, 3 mo. USD Term SOFR + 6.982% (1),(7)	(BB-, NR)	04/20/34	12.299	1,454,736
1,500	CIFC Funding Ltd., 2017-1A, Rule 144A, 3 mo. USD Term SOFR + 3.762% (1),(7)	(NR, Baa2)	04/23/29	9.079	1,502,869

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations (continued)
$750	Generate CLO 5 Ltd., Rule 144A, 3 mo. USD Term SOFR + 6.272% (1),(7)	(NR, Ba3)	10/22/31	11.589	$737,916
1,500	KKR CLO 14 Ltd., Rule 144A, 3 mo. USD Term SOFR + 6.412% (1),(7)	(NR, B1)	07/15/31	11.726	1,437,431
1,500	KKR CLO 16 Ltd., Rule 144A, 3 mo. USD Term SOFR + 7.372% (1),(7)	(BB-, NR)	10/20/34	12.689	1,498,359
1,500	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 6.012% (1),(7)	(NR, Ba1)	01/22/35	11.329	1,446,257
600	MP CLO III Ltd., 2013-1A, Rule 144A, 3 mo. USD Term SOFR + 3.312% (1),(7)	(NR, Ba1)	10/20/30	8.629	573,059
1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, 3 mo. USD Term SOFR + 7.492% (1),(7)	(BB-, NR)	10/20/32	12.809	1,017,624
1,500	Palmer Square Credit Funding Ltd., 2019-1A, Rule 144A (1)	(NR, Baa2)	04/20/37	5.459	1,350,160
1,000	Venture 41 CLO Ltd., 2021-41A, Rule 144A, 3 mo. USD Term SOFR + 7.972% (1),(7)	(BB-, NR)	01/20/34	13.289	945,208
600	Vibrant CLO VII Ltd., 2017-7A, Rule 144A, 3 mo. USD Term SOFR + 3.862% (1),(7)	(NR, Baa3)	09/15/30	9.179	595,371

TOTAL ASSET BACKED SECURITIES (Cost $20,060,155)					19,788,361

Shares

COMMON STOCKS (0.8%)
Auto Parts & Equipment (0.3%)
56,742	Jason, Inc.(5),(9)				576,896

Chemicals (0.4%)
5,400	Project Investor Holdings LLC(4),(5),(9),(12)				54
89,998	Proppants Holdings LLC(4),(5),(9),(12)				1,800
15,074	UTEX Industries, Inc.(9)				924,534

					926,388

Energy - Exploration & Production (0.0%)
111,570	PES Energy, Class A(4),(5),(9),(12)				1,116

Packaging (0.0%)
1,000	SMI Topco LLC(4),(5),(9)				12,000

Personal & Household Products (0.1%)
32,039	Serta Simmons Common(9)				232,283

Pharmaceuticals (0.0%)
68,836	Akorn, Inc.(9)				688

Private Placement (0.0%)
53,609	Technicolor Creative Studios SA(9),(13)				94,919

Specialty Retail (0.0%)
105	Eagle Investments Holding Co. LLC, Class B(4),(5),(9)				1

Support - Services (0.0%)
2,100	LTR Holdings, Inc.(4),(5),(9),(12)				3,111

TOTAL COMMON STOCKS (Cost $5,728,885)					1,847,402

WARRANT (0.0%)
Chemicals (0.0%)
22,499	Project Investor Holdings LLC, expires 02/20/2022(4),(5),(9),(12) (Cost $11,699)				0

SHORT-TERM INVESTMENTS (6.6%)
7,679,510	State Street Institutional U.S. Government Money Market Fund - Premier Class, 5.29%				7,679,510
7,238,417	State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(14)				7,238,417

TOTAL SHORT-TERM INVESTMENTS (Cost $14,917,927)					14,917,927

TOTAL INVESTMENTS AT VALUE (138.6%) (Cost $330,484,977)					312,953,979

LIABILITIES IN EXCESS OF OTHER ASSETS (-38.6%)					(87,091,072)

NET ASSETS (100.0%)					$225,862,907

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2024 (unaudited)

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, these securities amounted to a value of $241,338,339 or 106.9% of net assets.

(2)	Security or portion thereof is out on loan.
(3)	This security is denominated in Euro.
(4)

Not readily marketable security; security is valued at fair value as determined in good faith by Credit Suisse Asset Management, LLC as the Fund’s valuation designee under the oversight of the Board of Trustees.

(5)	Security is valued using significant unobservable inputs.
(6)	This security is denominated in British Pound.
(7)	Variable rate obligation — The interest rate shown is the rate in effect as of January 31, 2024. The rate may be subject to a cap and floor.
(8)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(9)	Non-income producing security.
(10)	Bond is currently in default.
(11)

The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of January 31, 2024.

(12)	Illiquid security.
(13)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC — Credit Suisse High Yield Bond Fund Segregated Portfolio, an affiliated entity.
(14)	Represents security purchased with cash collateral received for securities on loan.

INVESTMENT ABBREVIATIONS

1 mo. = 1 month

2 mo. = 2 month

3 mo. = 3 month

6 mo. = 6 month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

SARL = société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

WR = Withdrawn Rating

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation
GBP	17,460	USD	21,360	10/07/24	Morgan Stanley	$21,360	$22,240	$880
USD	1,308,656	EUR	1,192,075	10/07/24	Deutsche Bank AG	(1,308,656)	(1,308,402)	254

Total Unrealized Appreciation								$1,134

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation
EUR	284,105	USD	312,190	10/07/24	Deutsche Bank AG	$312,190	$311,829	$(361)
USD	2,205,447	EUR	2,059,165	10/07/24	Morgan Stanley	(2,205,447)	(2,260,105)	(54,658)
USD	58,915	GBP	46,990	10/07/24	Barclays Bank PLC	(58,915)	(59,856)	(941)
USD	1,175,526	GBP	964,520	10/07/24	Deutsche Bank AG	(1,175,526)	(1,228,602)	(53,076)

Total Unrealized Depreciation								$(109,036)

Total Net Unrealized Appreciation/(Depreciation)								$(107,902)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1–quoted prices in active markets for identical investments
Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$226,344,405	$913,687		$227,258,092
Bank Loans	—	45,819,825	3,322,372		49,142,197
Asset Backed Securities	—	19,788,361	—		19,788,361
Common Stocks	232,283	1,020,141	594,978		1,847,402
Warrants	—	—	0	[1]	0
Short-term Investments	14,917,927	—	—		14,917,927

	$15,150,210	$292,972,732	$4,831,037		$312,953,979

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$1,134	$—		$1,134

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$109,036	$—		$109,036

[1]	Included a zero valued security.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of January 31, 2024 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants		Total
Balance as of October 31, 2023	$120,999	$6,628,462	$620,769	$0	(1)	$7,370,230
Accrued discounts (premiums)	—	31,345	—	—		31,345
Purchases	—	194,984	16,359	—		211,343
Sales	(10,000)	(237,181)	—	—		(247,181)
Realized gain (loss)	10,000	14,515	—	—		24,515
Change in unrealized appreciation (depreciation)	(12,812)	(237,792)	(42,150)	—		(292,754)
Transfers into Level 3	805,500	275,357	—	—		1,080,857
Transfers out of Level 3	—	(3,347,318)	—	—		(3,347,318)

Balance as of January 31, 2024	$913,687	$3,322,372	$594,978	$0	(1)	$4,831,037

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2024	$2,188	$(223,916)	$(42,150)	$—		$(263,878)

(1)	Includes a zero valued security.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At January 31, 2024	Valuation Technique	Unobservable Input	Price Range (Weighted Average)*
Corporate Bonds	$913,687	Income Approach	Expected Remaining Distribution	$0.53 - $0.65 ($0.55)
Bank Loans	335,364	Income Approach	Expected Remaining Distribution	0.00 – 0.81 (0.61)
	2,987,008	Vendor pricing	Single Broker Quote	0.02 – 1.00 (0.98)
Common Stocks	6,082	Income Approach	Expected Remaining Distribution	0.01 – 1.48 (0.77)
	588,896	Vendor pricing	Single Broker Quote	10.17 – 12.00 (10.20)
Warrants	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)

*	Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended January 31, 2024, $1,080,857 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $3,347,318 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.